Related Party Transactions (Schedule of Related Party) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Salaries and wages	$ 4,704	$ 3,987
Director fees	594	357
Consulting fees	138	127
Share-based payments	3,672	13,527
Key management personnel compensation	9,108	17,998
Gold Group Management Inc and Mill Street Services Ltd [member]
Disclosure of transactions between related parties [line items]
Personnel costs	138	121
General and administrative expenses	175	103
Purchase of goods and service related rarty transactions	$ 313	$ 224